Background and critical accounting policies - IFRS 16, Leases - Estimated impact on adoption (Details) - IFRS 16, Leases - Forecast £ in Millions	Jan. 01, 2019 GBP (£)
IFRS 16, Leases
Lease liabilities	£ 800
Right-of-use assets	800
Retained earnings	£ 0